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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION

                               Washington DC 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 2010

Check here if Amendment [ ]; Amendment number:

This Amendment (Check only one):   [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Tweedy, Browne Company LLC
Address:     350 Park Avenue, 9th Floor
             New York, NY  10022

Form 13F File Number: 28-1222

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this report on Behalf of Reporting Manager:

Name:     Kenneth E. Leopold
Title:    General Counsel
Phone:    212-916-0600

Signature,                  Place,        and Date of Signing:
Kenneth E. Leopold     New York, New York     11/08/2010
Signature                 City,  State          Date

Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  1

Form 13F Information Table Entry Total:            59

Form 13F Information Table Value Total:    $2,767,041

List of Other Included Managers:

     Provide a numbered list of the name(s) and Form file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.                                                  1
Form 13F File Number:                         28-04975
Name:                   Affiliated Managers Group Inc.

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                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AKZO NOBEL NV SPONSORED ADR    ADR              010199305    10407  168438   SH      SOLE                  166343
DIAGEO PLC- SPONSORED ADR      ADR              25243Q205    39777  576390   SH      SOLE                  573381
GLAXO SMITHKLINE PLC, ADR      ADR              37733W105     7735  195730   SH      SOLE                  194283
HEINEKEN HOLDINGS 'A' ADRS     ADR              B0DM8G4      17539  402737   SH      SOLE                  393942
HEINEKEN NV ADR                ADR              2419176      18744  721871   SH      SOLE                  720421
NOVARTIS AG ADR                ADR              66987V109    21361  370402   SH      SOLE                  363230
SK TELECOM - ADR               ADR              78440P108   120952 6923406   SH      SOLE                 6848851
UNILEVER ( ul )                ADR              904767704     8620  296208   SH      SOLE                  296208
UNILEVER (UN)                  ADR              904784709    40767 1364368   SH      SOLE                 1359020
HONDA MOTOR CO LTD             COM              6435145     125548 3539755   SH      SOLE                 3517155
3M CO                          COM              88579Y101    78541  905793   SH      SOLE                  900410
ACMAT CORP CLASS A             COM              004616207      843   51890   SH      SOLE                   51890
ALTRIA GROUP, INC.             COM              02209S103      506   21060   SH      SOLE                   21060
AMERICAN EXPRESS COMPANY       COM              025816109    16506  392726   SH      SOLE                  389390
AMERICAN NATIONAL INSURANCE CO COM              028591105    32653  429818   SH      SOLE                  420031
ARTHUR J GALLAGHER             COM              363576109     6330  240049   SH      SOLE                  199659
AT&T INC                       COM              00206R102    11435  399822   SH      SOLE                  348372
AUTOMATIC DATA PROCESSING      COM              053015103    11725  278974   SH      SOLE                  239129
AVATAR HOLDINGS INC            COM              053494100     5759  301857   SH      SOLE                  301227
BANK OF NEW YORK MELLON CORP   COM              064058100    37413 1431817   SH      SOLE                 1409880
BAXTER INTERNATIONAL INC       COM              071813109   143963 3017466   SH      SOLE                 2989478
BERKSHIRE HATHAWAY INC DEL-A   COM              084670108   152139    1222   SH      SOLE                    1219
BERKSHIRE HATHAWAY INC-DEL-B   COM              084670702    12671  153251   SH      SOLE                  150108
BROADRIDGE FINANCIAL SOLUTIONS COM              11133T103    15596  681945   SH      SOLE                  665370
BROWN AND BROWN INC.           COM              115236101    50746 2513413   SH      SOLE                 2489648
CINTAS CORP.                   COM              172908105    15747  571561   SH      SOLE                  559326
COCA COLA COMPANY              COM              191216100     8715  148919   SH      SOLE                  148919
COMCAST CORP - CLASS A         COM              20030N101      594   32850   SH      SOLE                   32850
COMCAST CORP SPECIAL CLASS A   COM              20030N200    65771 3866622   SH      SOLE                 3825017
CONOCOPHILLIPS                 COM              20825c104   144672 2519109   SH      SOLE                 2480109
DEVON ENERGY                   COM              25179M103    79143 1222471   SH      SOLE                 1212284
EMERSON ELECTRIC COMPANY       COM              291011104   114766 2179385   SH      SOLE                 2165732
FEDERATED INVESTORS INC (PA.)  COM              314211103    39822 1749639   SH      SOLE                 1684750
FINISHMASTER                   COM              31787p108     1492   75560   SH      SOLE                   75560
G & K SERVICES INC             COM              361268105     7250  317148   SH      SOLE                  296859
GENUINE PARTS CO               COM              372460105    14582  327032   SH      SOLE                  303292
HENRY SCHEIN INC               COM              806407102    24237  413734   SH      SOLE                  407309
HOME DEPOT INC                 COM              437076102    61857 1952562   SH      SOLE                 1900047
JEFFERIES GROUP INC. NEW       COM              472319102     1652   72795   SH      SOLE                   71775
KRAFT FOODS INC-A              COM              50075n104      293    9498   SH      SOLE                    9498
LEUCADIA NATIONAL CORP         COM              527288104    27000 1143084   SH      SOLE                 1142529
MASTERCARD INC.                COM              57636Q104    22583  100815   SH      SOLE                   99805
MCDONALDS CORP                 COM              580135101     7166   96173   SH      SOLE                   96173
NATIONAL WESTERN LIFE INS CO   COM              638522102    18684  132809   SH      SOLE                  131774
NORFOLK SOUTHERN CORP          COM              655844108    40667  683362   SH      SOLE                  678374
RAYONIER INC                   COM              754907103     1527   30476   SH      SOLE                   30332
SHENANDOAH TELECOMMUNICATIONS  COM              82312B106      724   39840   SH      SOLE                   39840
SYSCO CORP                     COM              871829107     9351  327868   SH      SOLE                  327868
TORCHMARK CORP                 COM              891027104    39035  734574   SH      SOLE                  732036
TOWERS WATSON                  COM              891894107    13092  266196   SH      SOLE                  265569
TRANSATLANTIC HLDGS            COM              893521104    79434 1563046   SH      SOLE                 1553780
UNIFIRST CORP                  COM              904708104    33669  762596   SH      SOLE                  746473
UNION PACIFIC                  COM              907818108    83500 1020784   SH      SOLE                 1012221
US BANCORP                     COM              902973304    18392  850700   SH      SOLE                  850700
WAL-MART STORES INC            COM              931142103    84854 1585469   SH      SOLE                 1570771
WELLS FARGO & COMPANY          COM              949746101    29616 1179221   SH      SOLE                 1156951
COCA COLA FEMSA                COM              191241108   161387 2063250   SH      SOLE                 2058823
JOHNSON & JOHNSON              COM              478160104   160896 2596770   SH      SOLE                 2543065
PHILIP MORRIS INTERNATIONAL    COM              718172109   366567 6543508   SH      SOLE                 6487272
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